Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Foreign currency translation adjustment, net of income tax (expense) recovery	$ (562)	$ 310	$ (188)